Discontinued Operations (Details) - Schedule of Discontinued Operations Revenues - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Discontinued Operations Revenues [Abstract]
Revenues	¥ 76,279	¥ 91,457	¥ 169,545
Cost of revenues	(103,103)	(95,379)	(152,971)
Gross profit/(loss)	(26,824)	(3,922)	16,574
Operating expenses and income
Selling and marketing expenses	(176)	(135)	(1,429)
General and administrative expenses	(9,410)	(11,899)	(40,269)
Government grants	251	1,003	5,982
Income (loss) from operations	(36,159)	(14,953)	(19,142)
Other income (expenses):
Others, net	(1,101)	243	(20)
Income (loss) from discontinued operations before income tax	(37,260)	(14,710)	(19,162)
Income tax expenses		94	14,335
Income (loss) from discontinued operation before non-controlling interest	(37,260)	(14,616)	(4,827)
Gain on disposal of discontinued - operations	11,176	7,285
Less: Net loss attributable to non-controlling interests
Income/(loss) from discontinued operations	¥ (26,084)	¥ (7,331)	¥ (4,827)